Financial Risk Management and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management and Fair Values of Financial Instruments [Abstract]
Schedule of Financial instruments by Category	Financial instruments by category
	December 31, 2024	December 31, 2025

Financial assets
Financial assets at fair value through other comprehensive income
Designation of equity instruments	$148,925	$81,646
Financial assets at amortized cost
Cash and cash equivalents	3,646,756	1,930,411
Financial assets at amortized cost	591,457	1,112,985
Notes receivable	-	19,456
Accounts receivable	8,241,352	7,080,747
Other receivables (including related parties)	172,695	1,824,691
Refundable deposits	995,358	1,052,817
	$13,796,543	$13,102,753
Financial liabilities
Financial liabilities at fair value through profit or loss
Financial liabilities designated as at fair value through profit or loss	$9,300,087	$5,439,544
Financial liabilities at amortized cost
Short-term borrowings	1,075,904	3,521,361
Financial liabilities at amortized cost	1,829,826	1,909,004
Notes payable	127,063	-
Accounts payable (including related parties)	4,898,806	5,521,443
Other payables (including related parties)	9,880,354	8,860,072
Long-term borrowings (including current portion)	9,031,195	7,669,389
Guarantee deposits	250,869	8,400
	$36,394,104	$32,929,213
Lease liabilities (including current portion)	$5,003,553	$3,822,485

Schedule of Foreign Currencies Materially Affected by Exchange Rate	The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:
	December 31, 2024
	Foreign currency	Exchange rate	Carrying amount (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
USD:NTD	$233,681	32.79	$233,681
JPY:NTD	200,039	0.2099	1,281
HKD:NTD	347	4.222	45
Financial liabilities
Monetary items
USD:NTD	$55,722	32.79	$55,722
USD:JPY	546,898	156.22	546,898

	December 31, 2025
	Foreign currency	Exchange rate	Carrying amount (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
USD:NTD	$58,208	31.43	$58,208
JPY:NTD	514,963	0.2008	3,344
HKD:NTD	347	4.038	45
Financial liabilities
Monetary items
USD:NTD	$48,718	31.43	$48,718
USD:JPY	947,650	156.52	947,650

Schedule of Sensitivity Analysis	Analysis of foreign currency market risk arising from significant foreign exchange variations:
	Year ended December 31, 2023
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss)	Effect on other comprehensive income
Financial assets
Monetary items
USD:NTD	1%	$1,553	$-
JPY:NTD	1%	235	-
HKD:NTD	1%	-	-
Financial liabilities
Monetary items
USD:NTD	1%	$1,127	$-
USD:JPY	1%	5,539	-

	Year ended December 31, 2024
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss)	Effect on other comprehensive income
Financial assets
Monetary items
USD:NTD	1%	$2,337	$-
JPY:NTD	1%	13	-
HKD:NTD	1%	-	-
Financial liabilities
Monetary items
USD:NTD	1%	$557	$-
USD:JPY	1%	5,469	-

	Year ended December 31, 2025
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss)	Effect on other comprehensive income
Financial assets
Monetary items
USD:NTD	1%	$582	$-
JPY:NTD	1%	33	-
HKD:NTD	1%	-	-
Financial liabilities
Monetary items
USD:NTD	1%	$487	$-
USD:JPY	1%	9,477	-

Schedule of Contract Assets and Accounts Receivable	As of December 31, 2024 and 2025 the loss rate methodologies are as follows:
	December 31, 2024
	Contract assets	Accounts receivable

Expected loss rate	-	3.0%
Total carrying amount	$3,980,380	$8,241,352
Loss allowance	-	247,536
	December 31, 2025
	Contract assets	Accounts receivable

Expected loss rate	-	1.8%
Total carrying amount	$4,255,965	$7,080,747
Loss allowance	-	126,165

Under the simplified approach, movements in relation to loss allowance for contract assets and accounts receivable are as follows:
	2023
	Contract assets	Accounts receivable

January 1	$-	$107,186
Acquisition through business combination	-	4,212
Reversal for impairment loss	-	(44,725)
Exchange difference	-	(735)
December 31	$-	$65,938

	2024
	Contract assets	Accounts receivable

January 1	$-	$65,938
Provision for impairment loss	-	192,134
Write off	-	(2,579)
Exchange difference	-	(7,957)
December 31	$-	$247,536

	2025
	Contract assets	Accounts receivable

January 1	$-	$247,536
Provision for impairment loss	-	56,751
Write off	-	(188,362)
Exchange difference	-	10,240
December 31	$-	$126,165

Schedule of Non-Derivative Financial Liabilities
	December 31, 2024
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total

Non-derivative financial liabilities
Short-term borrowings	$1,075,904	$-	$-	$-	$1,075,904
Long-term borrowings	4,400,252	3,238,512	440,561	1,607,055	9,686,380
Lease liabilities	955,124	1,250,681	1,242,693	1,812,926	5,261,424
Guarantee deposits	250,869	-	-	-	250,869
Financial liabilities at amortized cost	27,438	1,017,978	866,718	-	1,912,134
	$6,709,587	$5,507,171	$2,549,972	$3,419,981	$18,186,711

	December 31, 2025
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total

Non-derivative financial liabilities
Short-term borrowings	$3,521,361	$-	$-	$-	$3,521,361
Long-term borrowings	4,351,474	1,859,282	496,758	1,587,081	8,294,595
Lease liabilities	625,976	1,188,849	1,186,249	1,122,799	4,123,873
Guarantee deposits	-	-	8,400	-	8,400
Financial liabilities at amortized cost	534,832	1,046,762	384,654	-	1,966,248
	$9,033,643	$4,094,893	$2,076,061	$2,709,880	$17,914,477

Schedule of Related Information of Natures of Assets and Liabilities	The related information of natures of the assets and liabilities are as follows:
	December 31, 2024
	Level 1	Level 2	Level 3	Total

Assets:
Recurring fair value measurements
Financial assets at fair value through other comprehensive income
- Unlisted common stocks	$-	$6,401	$108,774	$115,175
- Unlisted preferred stocks	-	-	33,750	33,750
	$-	$6,401	$142,524	$148,925
Liabilities:
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
- Warrants	$(824,797)	$-	$-	$(824,797)
- Contingent considerations	-	(1,374,290)	-	(1,374,290)
- Convertible promissory note	-	-	(7,101,000)	(7,101,000)
	$(824,797)	$(1,374,290)	$(7,101,000)	$(9,300,087)

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Assets:
Recurring fair value measurements
Financial assets at fair value through other comprehensive income
- Unlisted common stocks	$-	$6,389	$61,742	$68,131
- Unlisted preferred stocks	-	-	13,515	13,515
	$-	$6,389	$75,257	$81,646
Liabilities:
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
- Warrants	$(156,544)	$-	$(150,000)	$(306,544)
- Convertible promissory note	-	-	(5,133,000)	(5,133,000)
	$(156,544)	$-	$(5,283,000)	$(5,439,544)

Schedule of Table Shows Movements of Level 3 for years	The following table shows the movements of Level 3 for the years ended December 31, 2024 and 2025:
	2024
	Debt instruments	Hybrid instruments	Equity instruments	Derivative instrument	Total

January 1	$(60,664)	$-	$109,630	$40,071	$89,037
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	57,983	(288,898)	-	-	(230,915)
Issued convertible promissory notes	-	(6,812,102)	-	-	(6,812,102)
Converted into ordinary stock	-	-	40,071	(40,071)	-
Valuation adjustment	-	-	10,340		10,340
Effect of exchange rate changes	2,681	-	(17,517)	-	(14,836)
December 31	$-	$(7,101,000)	$142,524	$-	$(6,958,476)

	2025
	Debt instruments	Hybrid instruments	Equity instruments	Derivative instrument	Total

January 1	$-	$(7,101,000)	$142,524	$-	$(6,958,476)
Losses recognized in profit or loss
Recorded as non-operating expenses	-	(1,312,555)	-	-	(1,312,555)
Issued convertible promissory notes	-	(1,875,000)	-	-	(1,875,000)
Converted into ordinary stock	-	3,470,082	-	-	3,470,082
Settled in the period	-	1,535,473	-	-	1,535,473
Impairment loss	-	-	(125)	-	(125)
Valuation adjustment	-	-	(70,023)	-	(70,023)
Effect of exchange rate changes	-	-	2,881	-	2,881
December 31	$-	$(5,283,000)	$75,257	$-	$(5,207,743)

Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement	The following is the qualitative information and sensitivity analysis of changes in significant unobservable inputs under valuation model used in Level 3 fair value measurement:
	Fair value as of December 31, 2024	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value

Non-derivative equity instrument:
Unlisted common stocks	108,774	Market method	Volatility	39%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	32%-39%	The higher the discount rate for lack of marketability, the lower the fair value
Unlisted Preferred stocks	3,845	Cost method, Income method	Volatility	35%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	26%	The higher the discount rate for lack of marketability, the lower the fair value
	29,905	Market method, Income method	Volatility	35%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	12%-24%	The higher the discount rate for lack of marketability, the lower the fair value
Hybrid instrument:
Senior Secured Convertible Note	4,271,000	Convertible bond evaluation model	Discount rate	Conversion and redemption rights: 2.3%~6.3% Ordinary bonds: 9.0%~14.0%	The higher the discount rate, the lower the fair value
Promissory Note	2,830,000	Non-tradable shares valuation model	Volatility	60%	The higher the volatility, the lower the fair value
	Fair value as of December 31, 2025	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value

Non-derivative equity instrument:
Unlisted common stocks	61,742	Market method	Volatility	39%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	32%-39%	The higher the discount rate for lack of marketability, the lower the fair value
Unlisted Preferred stocks	328	Cost method, Income method	Volatility	35%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	26%	The higher the discount rate for lack of marketability, the lower the fair value
	13,187	Market method, Income method	Volatility	35%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	12%-24%	The higher the discount rate for lack of marketability, the lower the fair value
Hybrid instrument:
Senior Secured Convertible Note	1,658,000	Convertible bond evaluation model	Discount rate	Conversion and redemption rights: 1.5%~5.5% Ordinary bonds: 15.4%~19.5%	The higher the discount rate, the lower the fair value
Promissory Note	475,000	Convertible bond evaluation model	Discount rate	1.56%-6.23%	The higher the discount rate, the lower the fair value
Promissory Note	3,000,000	Non-tradable shares valuation model	Volatility	35.7%-43.3%	The higher the volatility, the lower the fair value
Warrants	150,000	Black-Scholes & Binomial model	Discount rate	1.7%~5.7%	The higher the discount rate, the lower the fair value

Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities	The following is the effect of profit or loss or of other comprehensive income from financial assets and liabilities categorized within Level 3 if the inputs used to valuation models have changed:
			December 31, 2024
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
Financial assets:
Unlisted common stocks	Volatility	±1%	$-	$-	$31	$28
	Discount for lack of marketability	±1%	-	-	782	782
Unlisted Preferred stocks	Volatility	±1%	-	-	112	115
	Discount for lack of marketability	±1%	-	-	403	403
Stock acquisition right	Weighted average cost of capital	±1%	-	-	-	-
			$-	$-	$1,328	$1,328
Financial liabilities:
Convertible promissory note	Discount rate	±1%	$25	$13	$-	$-
			$25	$13	$-	$-

			December 31, 2025
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
Financial assets:
Unlisted common stocks	Volatility	±1%	$-	$-	$1	$1
	Discount for lack of marketability	±1%	-	-	-	-
Unlisted Preferred stocks	Volatility	±1%	-	-	82	82
	Discount for lack of marketability	±1%	-	-	181	181
Stock acquisition right	Weighted average cost of capital	±1%	-	-	-	-
			$-	$-	$264	$264
Financial liabilities:
Convertible promissory note	Discount rate	±1%	$17	$5	$-	$-
			$17	$5	$-	$-